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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:  ___________
   This Amendment (Check only one):              [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Canvas Capital Management, L.P.
Address:          101 California Street, Suite 4325
                  San Francisco, CA 94111

Form 13F File Number: 28-11739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:

 /s/ Peter Nussbaum         Stamford, Connecticut            May 15, 2006
---------------------       ---------------------       ---------------------
     [Signature]               [City, State]                    [Date]

Report type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 2
                                                            -------------

Form 13F Information Table Entry Total:                       10,470,404*
                                                            -------------

Form 13F Information Table Value Total:                      $   166,135
                                                            ------------
                                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.          Form 13F File Number        Name
   ----          --------------------      ------------------------------
     1              28-5608                S.A.C. Capital Management, LLC
     2              28-4043                S.A.C. Capital Advisors, LLC




* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by the Other Included Managers are listed herein.


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
                                                                  SHARES
                                                                    OR                                                  VOTING
                                 TITLE                   VALUE   PRINCIPLE SHRS/  PUT/     INVESTMENT       OTHER      AUTHORIZED
     NAME OF ISSUER             OF CLASS     CUSIP     (X$1000)    AMOUNT  PRN    CALL     DISCRETION      MANAGER       SHARES
---------------------------     --------    --------   --------  --------- ----   ----    --------------   -------     -----------
AMIS HLDGS INC                   Common     031538101     1,586    175,000 SHRS           Shared-Defined      1,2        175,000
APPLIED MICRO CIRCUITS CORP      Common     03822W109     3,256    800,000 SHRS           Shared-Defined      1,2        800,000
CITRIX SYS INC                   Common     177376100     9,475    250,000 SHRS           Shared-Defined      1,2        250,000
COGENT INC                       Common     19239Y108    11,805    643,635 SHRS           Shared-Defined      1,2        643,635
COGNOS INC                       Common     19244C109     3,890    100,000 SHRS           Shared-Defined      1,2        100,000
ELECTRONIC ARTS INC              Common     285512109     8,208    150,000 SHRS           Shared-Defined      1,2        150,000
FOCUS MEDIA HLDG LTD             Common     34415V109     8,777    151,270 SHRS           Shared-Defined      1,2        151,270
GOOGLE INC                       Common     38259P508    13,650     35,000 SHRS           Shared-Defined      1,2         35,000
HOMESTORE INC                    Common     437852106     5,248    800,000 SHRS           Shared-Defined      1,2        800,000
INTEGRATED DEVICE TECHNOLOGY     Common     458118106    13,374    900,000 SHRS           Shared-Defined      1,2        900,000
INTERSIL CORP                    Common     46069S109     6,073    210,000 SHRS           Shared-Defined      1,2        210,000
LATTICE SEMICONDUCTOR CORP       Common     518415104     2,831    425,000 SHRS           Shared-Defined      1,2        425,000
MAGMA DESIGN AUTOMATION          Common     559181102     1,298    150,000 SHRS           Shared-Defined      1,2        150,000
MAXIM INTEGRATED PRODS INC       Common     57772K101     5,959    160,400 SHRS           Shared-Defined      1,2        160,400
MIPS TECHNOLOGIES INC            Common     604567107     1,492    200,000 SHRS           Shared-Defined      1,2        200,000
MRV COMMUNICATIONS INC           Common     553477100       615    150,000 SHRS           Shared-Defined      1,2        150,000
NETFLIX COM INC                  Common     64110L106     6,523    225,000 SHRS           Shared-Defined      1,2        225,000
O2MICRO INTERNATIONAL LTD        Common     67107W100     4,252    400,000 SHRS           Shared-Defined      1,2        400,000
O2MICRO INTERNATIONAL LTD        Option     67107W900       744     70,000          Call  Shared-Defined      1,2         70,000
PMC-SIERRA INC                   Common     69344F106     7,374    600,000 SHRS           Shared-Defined      1,2        600,000
QUEST SOFTWARE INC               Common     74834T103     6,680    400,000 SHRS           Shared-Defined      1,2        400,000
REDBACK NETWORKS INC             Common     757209507     7,052    325,099 SHRS           Shared-Defined      1,2        325,099
SINA CORP                        Common     G81477104     8,370    300,000 SHRS           Shared-Defined      1,2        300,000
SONUS NETWORKS INC               Common     835916107     9,864  1,800,000 SHRS           Shared-Defined      1,2      1,800,000
SYMBOL TECHNOLOGIES INC          Common     871508107     7,406    700,000 SHRS           Shared-Defined      1,2        700,000
THQ INC                          Common     872443403     3,884    150,000 SHRS           Shared-Defined      1,2        150,000
YAHOO INC                        Common     984332106     6,452    200,000 SHRS           Shared-Defined      1,2        200,000